AXS 2X Innovation ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$31,968,162
TOTAL NET ASSETS — 100.0%	$31,968,162

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	ARK Innovation ETF	Receive	2.57% (OBRF01* + Spread)	At Maturity	May 3, 2023	$66,306,707	$-	$(2,443,195)
TOTAL EQUITY SWAP CONTRACTS								$(2,443,195)

*	OBFR01 - Overnight Bank Funding Rate,1.57% as of June 30, 2022.